Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of fixed assets, net
	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2020	$3,649,107	$5,713,840	$5,951,808	$17,885,762	$-	$1,883,116	$884,950	$35,968,583
Additions	4,284	47,695	54,330	399,639	23,027	-	2,385,878	2,914,853
Disposals	-	(33,571)	(3,136)	(115,471)		-	(7,443)	(159,621)
Exchange differences	(231,811)	(362,976)	(378,093)	(1,136,207)	-	(119,627)	(26,570)	(2,255,284)
At June 30, 2021 (Unaudited)	3,421,580	5,364,988	5,624,909	17,033,723	23,027	1,763,489	3,236,815	36,468,531

Accumulated Depreciation
At December 31, 2020	2,923,013	5,390,966	5,124,622	14,004,064	-	616,280	25,284	28,084,229
Depreciation charged for the year	78,674	89,833	111,429	611,225	-	174,897	178,999	1,245,057
Disposals	-	(33,568)	(3,091)	(115,471)		-	(248)	(152,378)
Exchange differences	(185,685)	(342,465)	(325,546)	(889,619)	-	(39,150)	(990)	(1,783,455)
As June 30, 2021 (Unaudited)	2,816,002	5,104,766	4,907,414	13,610,199	-	752,027	203,045	27,393,453

Net book value
At June 30, 2021 (Unaudited)	$605,578	$260,222	$717,495	$3,423,524	$23,027	$1,011,462	$3,033,770	$9,075,078